Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Online game services CNY	Dec. 31, 2010 Online game services CNY	Dec. 31, 2009 Online game services CNY	Dec. 31, 2011 Advertising services CNY	Dec. 31, 2010 Advertising services CNY	Dec. 31, 2009 Advertising services CNY	Dec. 31, 2011 Wireless value-added services and others CNY	Dec. 31, 2010 Wireless value-added services and others CNY	Dec. 31, 2009 Wireless value-added services and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 1,187,301	7,472,751	5,659,789	3,823,451	6,552,431	4,944,439	3,368,689	795,422	633,209	383,560	124,898	82,141	71,202
Business tax charge
Total business taxes	(28,933)	(182,099)	(152,120)	(66,504)	(103,824)	(89,937)	(28,758)	(75,349)	(60,551)	(36,876)	(2,926)	(1,632)	(870)
Net revenues:
Total net revenues	1,158,368	7,290,652	5,507,669	3,756,947	6,448,607	4,854,502	3,339,931	720,073	572,658	346,684	121,972	80,509	70,332
Cost of revenues:
Total cost of revenues	(376,919)	(2,372,288)	(1,798,841)	(972,374)	(1,859,176)	(1,378,018)	(638,473)	(380,201)	(312,921)	(235,841)	(132,911)	(107,902)	(98,060)
Gross profit (loss):
Total gross profit	$ 781,449	4,918,364	3,708,828	2,784,573	4,589,431	3,476,484	2,701,458	339,872	259,737	110,843	(10,939)	(27,393)	(27,728)